Reinsurance	12 Months Ended
Dec. 31, 2025
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Abstract]
Reinsurance
Schedule IV – Reinsurance

FOR THE YEARS ENDED DEC. 31 US$ MILLIONS, EXCEPT FOR PERCENTAGES	Gross amount	Ceded to other companies	Assumed from other companies	Net amount	Percentage of amount assumed to net
2025
Life insurance in-force	$132,524	$105,343	$67	$27,248	0.2%
Premiums earned:
Life and annuity	2,131	227	161	2,065	7.8%
Health	50	35	—	15	—%
Property and casualty	3,436	1,071	42	2,407	1.7%
	$5,617	$1,333	$203	$4,487	4.5%

2024
Life insurance in-force	$140,113	$109,867	$83	$30,329	0.3%
Premiums earned:
Life and annuity	4,144	125	1,284	5,303	24.2%
Health	89	247	177	19	931.6%
Property and casualty	4,149	1,230	26	2,945	0.9%
	$8,382	$1,602	$1,487	$8,267	18.0%

2023
Life insurance in-force	$145,671	$23,081	$120	$122,710	0.1%
Premiums earned:
Life and annuity	1,996	177	76	1,895	4.0%
Health	163	226	150	87	172.4%
Property and casualty	2,427	890	618	2,155	28.7%
	$4,586	$1,293	$844	$4,137	20.4%